Loss Per Share - Computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (11,744,834)	$ (1,639,515)	¥ (10,230,560)
Accretion on redeemable non-controlling interests to redemption value	(292,864)	(40,882)	(162,546)
Net loss attributable to non-controlling interests	5,330	744	8,818
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	¥ (12,032,368)	$ (1,679,653)	¥ (10,384,288)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	2,162,319,854	2,162,319,854	2,047,257,903
Weighted-average number of ordinary shares outstanding - diluted	2,162,319,854	2,162,319,854	2,047,257,903
Basic net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (5.56)	$ (0.78)	¥ (5.07)
Diluted net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (5.56)	$ (0.78)	¥ (5.07)